Related party transactions	6 Months Ended
Sep. 30, 2025
Disclosure of transactions between related parties [abstract]
Related party transactions
12	Related party transactions
Related party transactions with the Group’s joint arrangements and associates primarily comprise fees for the use of products and services including network airtime and access charges, fees for the provision of network infrastructure and cash pooling arrangements. No related party transactions have been entered into during the period which might reasonably affect any decisions made by the users of these unaudited condensed consolidated financial statements except as disclosed below.

	Six months ended 30 September
	2025	2024
	€ m	€ m
Sales of goods and services to associates	3	11
Purchase of goods and services from associates	2	2
Sales of goods and services to joint arrangements	150	158
Purchase of goods and services from joint arrangements	306	362
Interest income receivable from joint arrangements 1	29	25
Interest expense payable to joint arrangements 1	86	144

	30 September	31 March
	2025	2025
	€ m	€ m
Trade balances owed:
by associates	4	3
to associates	1	1
by joint arrangements	208	210
to joint arrangements	374	331
Other balances owed by joint arrangements 1	1,230	1,265
Other balances owed to joint arrangements 2	3,435	3,941
Notes:
1.	Amounts arise primarily through VodafoneZiggo and Oak Holdings 1 GmbH. Interest is paid/received in line with market rates.
2.	Amounts are primarily in relation to leases of tower space from Oak Holdings 1 GmbH.
In the six months ended 30 September 2025, the Group made contributions to defined benefit pension schemes of
€
26 million (
s
ix months ended 30 September 2024:
€
23 million).
In the six months ended 30 September 2025, cash dividends of
€
1.1 million were paid to Board and Executive Committee members (
s
ix months ended 30 September 2024:
€
0.8 million).
Dividends received from joint ventures and associates are disclosed in the consolidated statement of cash flows.